BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative liability
Schedule of Bank and Other Borrowings

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Total bank and other borrowings	2,477,948	2,984,010	432,641
Comprised of:
Short-term	136,510	168,601	24,445
Long-term, current portion	162,842	343,982	49,873
	299,352	512,583	74,318
Long-term, non-current portion	2,178,596	2,471,427	358,323
	2,477,948	2,984,010	432,641

Long-term Bank and Other Borrowings [Member]
Derivative liability
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	343,982	49,873
Between one and two years	542,952	78,721
Between two and three years	380,079	55,106
Between three and four years	358,615	51,994
Above four years	1,189,781	172,502
	2,815,409	408,196